Consolidated Statement of Cash Flows - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow provided by operating activities
Net income for the year	R$ 836	R$ 1,284	R$ 857
Adjustments to reconcile net income for the year to net cash provided by the operating activities:
Deferred income tax	240	235	92
Losses on disposals of property and equipment	88	17	329
Depreciation and amortization	1,559	1,322	1,229
Financial charges	1,668	1,730	1,998
Adjust to present value	1	3
Share of profit of associates	(18)	(69)	73
Provision for contingencies	194	730	675
Provision for write-off and impairment		29	1
Share-based payment	38	41	24
Allowance for doubtful accounts	263	634	737
Allowance for inventory losses and damages	16	(6)	(1)
Deferred revenue	(344)	(478)	(394)
Gain on write-off of lease liabilities	(116)	(80)	(14)
Other operating income / expenses	18	(369)	(723)
Gain on the sale of subsidiary	(598)
Total	3,845	5,023	4,883
Changes in operating assets and liabilities
Trade receivables	(14)	(326)	(2,115)
Inventories	(181)	(1,475)	(1,505)
Recoverable taxes	(354)	(1,350)	(321)
Other assets	(173)	(34)	(48)
Related parties	(81)	166	153
Restricted deposits for legal proceedings	(6)	(1)	(366)
Trade payables, net	(1,215)	2,149	3,059
Payroll and related taxes	(131)	36	103
Taxes and social contributions payable	(15)	249	(127)
Payments of income tax and social contributions	(231)	(410)	(119)
Provision for contingencies	(453)	(1,021)	(447)
Deferred revenue	173	1,032	(8)
Other liabilities	(52)	193	89
Receipts of dividends and interest on own capital	23	36	309
Total	(2,710)	(756)	(1,343)
Net cash provided by operating activities	1,135	4,267	3,540
Cash flow from investing activities
Purchase of property and equipment	(2,462)	(1,649)	(1,415)
Purchase of intangible assets	(320)	(715)	(311)
Proceeds from sales of property and equipment	511	467	121
Acquisition of Exito, net of cash acquired	(3,309)
Proceeds from the sale of subsidiary, Via Varejo	2,326
Acquisition of investment property	(12)
Net cash used in investment activities	(3,266)	(1,897)	(1,605)
Cash flow from financing activities
Capital increase	32	3	11
Proceeds from borrowings and financing	13,604	9,139	7,789
Payments of borrowings and financing	(9,952)	(8,687)	(9,692)
Payments of lease liabilities	(1,498)	(1,743)	(1,725)
Payments of dividends and interest on own capital	(268)	(351)	(101)
Installment payments on the acquisition of subsidiary	(31)	(1)	(8)
Transactions with non-controlling shareholders	7	(1)
Net cash provided by (used in) financing activities	1,894	(1,641)	(3,726)
Net (decrease) increase in cash and cash equivalents	(237)	729	(1,791)
Cash and cash equivalents at the beginning of the year	8,080	7,351	9,142
Exchange variation on cash and cash equivalents	111
Cash and cash equivalents at the end of the year	7,954	8,080	7,351
Cash and cash equivalents reconciliation:
Cash and cash equivalents as per the cash flow	8,080	7,351	9,142
Cash and cash equivalents as per the balance sheet	7,954	4,369	3,792
Cash included in assets held for sale and discontinuing operations		R$ 3,711	R$ 3,559